Expense Example, No Redemption (Total Stock Market Index Portfolio Annuity)	Total Stock Market Index Portfolio Total Stock Market Index Portfolio - Total Stock Market Index Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217